General Company Information (Details) - USD ($) $ in Millions		6 Months Ended
	Jun. 07, 2022	Jun. 30, 2022
General Company Information
Maximum aggregate value of shares to sell	$ 40.0
Period of Purchase Agreement	36 months
Maximum value of shares to sell in a single transaction	$ 1.5
Number of shares issued as commitment fee	428,572	428,572
Value of shares issued as commitment fee	$ 1.2